BUSINESS COMBINATIONS - Book value of the assets and liabilities (Details) £ in Millions	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 GBP (£)	Jul. 17, 2020 USD ($)	Aug. 30, 2019 USD ($)
BUSINESS COMBINATIONS
Purchase consideration		$ 4,700,000	£ 3.6
Entrepreneur Resorts
BUSINESS COMBINATIONS
Voting interest acquired (in percent)	97.80%			97.80%
Purchase consideration	$ 30,997,810			$ 30,997,810
Consideration made up of shares	30,997,810			30,997,810
Summary of the allocation of the purchase consideration to the fair value of the assets and liabilities associated with Entrepreneur Resorts at acquisition
Cash and cash equivalents	1,376,396			1,376,396
Accounts receivable, net	196,434			196,434
Due from related parties	3,171			3,171
Inventories	157,927			157,927
Prepaid expenses and other current assets	613,164			613,164
Property and equipment, net	6,865,544			6,865,544
Operating lease right-of-use asset	1,740,083			1,740,083
Other intangible assets	67,849			67,849
Goodwill	1,209,953			1,209,953
Total acquired assets	12,230,521			12,230,521
Less: Acquired liabilities
Less: Acquired liabilities Accounts payable	(56,490)			(56,490)
Accrued expenses and other current liabilities	1,013,665			1,013,665
Deferred revenue	564,215			564,215
Operating lease liabilities - current portion	519,740			519,740
Deferred tax liability	(607,270)			(607,270)
Operating lease liabilities - non-current portion	1,311,110			1,311,110
Loans payable - non-current portion	1,000,000			1,000,000
Convertible debt obligations	1,220,450			1,220,450
Total acquired liabilities	6,292,940			6,292,940
Net assets	5,937,581			5,937,581
Net assets acquired - 97.8% controlling interest	$ 5,806,954			$ 5,806,954
Entrepreneurs Institute
BUSINESS COMBINATIONS
Voting interest acquired (in percent)					100.00%
Purchase consideration					$ 8,000,000
Consideration made up of shares					6,400,000
Summary of the allocation of the purchase consideration to the fair value of the assets and liabilities associated with Entrepreneur Resorts at acquisition
Cash and cash equivalents					159,000
Accounts receivable, net					984,000
Due from related parties					830,000
Prepaid expenses and other current assets					468,000
Other intangible assets					9,000
Total acquired assets					2,450,000
Less: Acquired liabilities
Less: Acquired liabilities Accounts payable					(566,000)
Accrued expenses and other current liabilities					(58,000)
Deferred revenue					(2,224,000)
Net assets acquired - 97.8% controlling interest					$ (398,000)